Income Taxes (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Loss before tax		$ (10,192,869)	$ (28,831,089)	[1]
Deferred tax benefit of net operating loss	[1]		(330,124)
Deferred tax benefit other than benefit of net operating loss		0	0
Total income tax benefit	[1]		(330,124)
United States
Operating Loss Carryforwards [Line Items]
Loss before tax		(8,461,323)	(15,069,992)
Deferred tax benefit of net operating loss		0	0
Deferred tax benefit other than benefit of net operating loss		0	0
PRC/Hong Kong
Operating Loss Carryforwards [Line Items]
Loss before tax		(1,731,546)	(12,966,714)
Deferred tax benefit of net operating loss		0	(330,124)
Deferred tax benefit other than benefit of net operating loss		$ 0	$ 0

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")